OPERATING SEGMENTS - Reconciliation of adjusted EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of adjusted EBITDA
Profit/(loss) for the year	R 1,439.9	R 635.0	R 78.5
Income tax	523.7	343.9	26.6
Profit/(loss) before tax	1,963.6	978.9	105.1
Finance expense	69.5	68.8	78.4
Finance income	(216.2)	(109.8)	(58.3)
Results from operating activities	1,816.9	937.9	125.2
Depreciation	252.5	270.8	169.1
Share-based payment expense	(28.3)	224.1	21.4
Change in estimate of environmental rehabilitation recognised in profit or loss	(12.4)	(21.9)	(60.0)
Gain on financial instruments at fair value through profit or loss	0.0	0.0	(2.1)
Gain on disposal of property, plant and equipment	(0.1)	(0.7)	(5.8)
IFRS16 lease payments	(15.8)
Transaction costs	3.1	1.4
Retrenchment costs	0.0	0.0	6.3
Adjusted EBITDA	2,015.9	1,411.6	254.1
FWGR [member]
Reconciliation of adjusted EBITDA
Profit/(loss) for the year			28.7
Depreciation			25.7
Change in estimate of environmental rehabilitation recognised in profit or loss			0.0
Retrenchment costs			4.7
Operating Segments [Member] | FWGR [member]
Reconciliation of adjusted EBITDA
Profit/(loss) for the year	528.8	424.9
Depreciation	115.6	119.6
Change in estimate of environmental rehabilitation recognised in profit or loss	0.0	(2.1)	0.0
Other reconciling items [member]
Reconciliation of adjusted EBITDA
Profit/(loss) for the year	159.4	(87.0)	(32.5)
Depreciation	1.3	0.8	0.6
Change in estimate of environmental rehabilitation recognised in profit or loss	R (5.2)	R (0.7)	(1.4)
Retrenchment costs			R 0.0